Background and Summary of Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2025
Computer equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Bottom of Range [Member] | Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5.00%
Bottom of Range [Member] | Plant and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	10.00%
Top of range [Member] | Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Top of range [Member] | Plant and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%